Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calvert Variable Trust, Inc.
Entity Central Index Key	0000743773
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000055530
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class F
Trading Symbol	CVIIPF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.68%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[1]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 232,285,004
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$232,285,004
# of Portfolio Holdings	678
Portfolio Turnover Rate	3%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	11.6%
Italy	3.3%
Sweden	3.3%
Spain	3.8%
Australia	6.3%
Netherlands	7.5%
Germany	8.6%
France	8.9%
Switzerland	9.8%
United Kingdom	13.6%
Japan	23.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.1%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Total	14.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030373
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class I
Trading Symbol	CVPIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[2]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 232,285,004
Holdings Count | Holding	678
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$232,285,004
# of Portfolio Holdings	678
Portfolio Turnover Rate	3%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	11.6%
Italy	3.3%
Sweden	3.3%
Spain	3.8%
Australia	6.3%
Netherlands	7.5%
Germany	8.6%
France	8.9%
Switzerland	9.8%
United Kingdom	13.6%
Japan	23.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.1%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Total	14.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000164865
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class F
Trading Symbol	CVPIBF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.57%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[3]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 106,251,474
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$106,251,474
# of Portfolio Holdings	405
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	1.4%
U.S. Government Agencies and Instrumentalities	2.5%
Short-Term Investments	2.9%
U.S. Government Agency Mortgage-Backed Securities	24.3%
Corporate Bonds	25.0%
U.S. Treasury Obligations	43.9%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.3%
BBB	14.6%
A	9.8%
AA	73.9%
AAA	1.4%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030374
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class I
Trading Symbol	CVPIBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[4]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 106,251,474
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$106,251,474
# of Portfolio Holdings	405
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	1.4%
U.S. Government Agencies and Instrumentalities	2.5%
Short-Term Investments	2.9%
U.S. Government Agency Mortgage-Backed Securities	24.3%
Corporate Bonds	25.0%
U.S. Treasury Obligations	43.9%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.3%
BBB	14.6%
A	9.8%
AA	73.9%
AAA	1.4%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000164864
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class F
Trading Symbol	CVPNOF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.73%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%	[5]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 878,552,188
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$878,552,188
# of Portfolio Holdings	106
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Financials	0.2%
Energy	0.4%
Materials	1.0%
Utilities	1.1%
Exchange-Traded Funds	1.7%
Short-Term Investments	1.9%
Industrials	3.3%
Health Care	3.4%
Consumer Staples	6.0%
Consumer Discretionary	10.3%
Communication Services	11.7%
Information Technology	59.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.3%
Apple, Inc.	6.4%
Micron Technology, Inc.	5.4%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Alphabet, Inc., Class A	3.1%
Intel Corp.	2.9%
Alphabet, Inc., Class C	2.9%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030370
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class I
Trading Symbol	CVPNOI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[6]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 878,552,188
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$878,552,188
# of Portfolio Holdings	106
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Financials	0.2%
Energy	0.4%
Materials	1.0%
Utilities	1.1%
Exchange-Traded Funds	1.7%
Short-Term Investments	1.9%
Industrials	3.3%
Health Care	3.4%
Consumer Staples	6.0%
Consumer Discretionary	10.3%
Communication Services	11.7%
Information Technology	59.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.3%
Apple, Inc.	6.4%
Micron Technology, Inc.	5.4%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Alphabet, Inc., Class A	3.1%
Intel Corp.	2.9%
Alphabet, Inc., Class C	2.9%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030372
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Cap Index Portfolio
Class Name	Class F
Trading Symbol	CVPRSF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$33	0.59%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%	[7]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 303,912,748
Holdings Count | Holding	2,008
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$303,912,748
# of Portfolio Holdings	2,008
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.9%
Consumer Staples	1.8%
Communication Services	2.3%
Utilities	2.5%
Materials	4.0%
Short-Term Investments	5.1%
Energy	5.4%
Real Estate	5.4%
Consumer Discretionary	8.8%
Information Technology	13.5%
Industrials	14.0%
Financials	17.4%
Health Care	18.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Russell 2000 ETF	0.9%
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.3%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Total	3.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030371
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	CVPRSI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.39%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.39%	[8]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 303,912,748
Holdings Count | Holding	2,008
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$303,912,748
# of Portfolio Holdings	2,008
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.9%
Consumer Staples	1.8%
Communication Services	2.3%
Utilities	2.5%
Materials	4.0%
Short-Term Investments	5.1%
Energy	5.4%
Real Estate	5.4%
Consumer Discretionary	8.8%
Information Technology	13.5%
Industrials	14.0%
Financials	17.4%
Health Care	18.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Russell 2000 ETF	0.9%
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.3%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Total	3.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030367
Shareholder Report [Line Items]
Fund Name	CVT S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Trading Symbol	CVPSPF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$15	0.28%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[9]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 575,571,140
Holdings Count | Holding	509
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$575,571,140
# of Portfolio Holdings	509
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	1.2%
Real Estate	1.8%
Materials	1.8%
Utilities	2.1%
Short-Term Investments	2.6%
Energy	2.9%
Consumer Staples	4.4%
Health Care	8.5%
Industrials	8.6%
Consumer Discretionary	9.0%
Communication Services	9.3%
Financials	11.3%
Information Technology	36.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.3%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Total	35.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000053062
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class F
Trading Symbol	CVPSMF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$29	0.53%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[10]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 683,697,217
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$683,697,217
# of Portfolio Holdings	406
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Communication Services	1.4%
Exchange-Traded Funds	1.5%
Short-Term Investments	1.5%
Utilities	3.0%
Consumer Staples	3.0%
Energy	4.2%
Materials	5.6%
Real Estate	6.4%
Health Care	8.4%
Consumer Discretionary	10.3%
Financials	14.3%
Information Technology	15.0%
Industrials	25.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	1.5%
Twilio, Inc., Class A	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Total	8.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030368
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class I
Trading Symbol	CVPSMI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.33%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%	[11]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 683,697,217
Holdings Count | Holding	406
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$683,697,217
# of Portfolio Holdings	406
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Communication Services	1.4%
Exchange-Traded Funds	1.5%
Short-Term Investments	1.5%
Utilities	3.0%
Consumer Staples	3.0%
Energy	4.2%
Materials	5.6%
Real Estate	6.4%
Health Care	8.4%
Consumer Discretionary	10.3%
Financials	14.3%
Information Technology	15.0%
Industrials	25.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	1.5%
Twilio, Inc., Class A	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Total	8.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000125701
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[12]
AssetsNet	$ 75,137,325
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$75,137,325
# of Portfolio Holdings	11
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	5.2%
Fixed-Income Exchange-Traded Funds	17.0%
Equity Exchange-Traded Funds	77.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Vanguard S&P 500 ETF	20.7%
iShares Core U.S. Aggregate Bond ETF	17.1%
iShares S&P 500 Growth ETF	15.6%
Vanguard FTSE Developed Markets ETF	14.4%
iShares S&P 500 Value ETF	12.8%
iShares Russell 2000 ETF	4.7%
Vanguard Real Estate ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.6%
Vanguard FTSE Emerging Markets ETF	2.0%
Total	94.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000125702
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[13]
AssetsNet	$ 52,605,834
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$52,605,834
# of Portfolio Holdings	12
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	5.5%
Fixed-Income Exchange-Traded Funds	31.7%
Equity Exchange-Traded Funds	62.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Vanguard S&P 500 ETF	20.5%
Vanguard Total Bond Market ETF	16.0%
iShares Core U.S. Aggregate Bond ETF	15.7%
Vanguard FTSE Developed Markets ETF	11.4%
iShares S&P 500 Growth ETF	10.8%
iShares S&P 500 Value ETF	8.9%
iShares Russell 2000 ETF	3.3%
iShares Core S&P Mid-Cap ETF	3.0%
Vanguard Real Estate ETF	2.9%
Vanguard FTSE Emerging Markets ETF	2.0%
Total	94.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000125703
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Portfolio
Class Name	Class F
Trading Symbol	CVPVMM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.80%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[14]
AssetsNet	$ 57,732,518
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$57,732,518
# of Portfolio Holdings	12
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	5.3%
Fixed-Income Exchange-Traded Funds	46.6%
Equity Exchange-Traded Funds	48.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core U.S. Aggregate Bond ETF	23.4%
Vanguard Total Bond Market ETF	23.2%
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	8.3%
iShares S&P 500 Growth ETF	7.0%
iShares S&P 500 Value ETF	5.0%
iShares Russell 2000 ETF	2.6%
iShares Core S&P Mid-Cap ETF	2.5%
Vanguard Real Estate ETF	2.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Total	94.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized